RIGHT-OF-USE ASSET (Tables)	12 Months Ended
May 31, 2026
Right-of-use Asset
SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSET, NET
	As of May 31,
	2026	2025
	$’000	$’000
At cost:
Leasehold land	1,468	1,424

	1,468	1,424
Less: accumulated amortization	(452)	(383)

Right-of-use asset, net	1,016	1,041

SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the right-of-use assets and lease liability recorded on the balance sheets.

	As of May 31,
	2026	2025
	$’000	$’000

Assets
Operating lease, right-of-use asset, net	1,016	1,041

Total right-of-use asset	1,016	1,041

Liabilities
Current:
Operating lease liabilities	63	73

	63	73

Non-current:
Operating lease liabilities	1,019	1,041

	1,019	1,041

Total lease liabilities	1,082	1,114

SCHEDULE OF OPERATING LEASE EXPENSES

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the short term lease expense for the financial years.

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Short-term lease expense (other than ASC 842)	-	266	802

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The table below summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next two financial years ending May 31:

Financial Years Ending May 31,	Operating lease amount
$’000

2027	63
2028	1,172
Less: interest	(153)

Present value of lease liabilities	1,082

Representing:
Current liabilities	63
Non-current liabilities	1,019

1,082